FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
Disclosure of fair value measurement of liabilities
Quantitative disclosures of the fair value measurement hierarchy of the Group's assets and liabilities as of December 31, 2022 and 2021:

	Valuation Date	Fair value hierarchy
2022		Level 1	Level 2	Level 3	Total
	(In thousands of US$)
Assets & Liabilities measured at fair value:
Derivative financial assets (Note 17):	Dec 31, 2022	(903)	-	(471)	(1,374)
Derivative financial liabilities (Note 30):	Dec 31, 2022	—	—	1,216	1,216
Warrants (Note 21):	Dec 31, 2022	1,481	—	—	1,481

Liabilities whose fair value is disclosed (Note 26):
Financial Instruments designated at fair value through P&L (CLN 2022)	Dec 31, 2022	—	—	47,096	47,096
Interest-bearing loans	Dec 31, 2022	—	—	—	—

	Valuation Date	Fair value hierarchy
2021		Level 1	Level 2	Level 3	Total
	(In thousands of US$)
Assets & Liabilities measured at fair value:
Derivative financial liabilities (Note 26):	Dec 31, 2021	—	—	76,906	76,906
Warrants (Note 21):	Dec 31, 2021	—	—	21,975	21,975

Liabilities whose fair value is disclosed (Note 26):
Interest-bearing loans (CLN 2020)	Dec 31, 2021	—	—	97,316	97,316
Interest-bearing loans (Term loan)	Dec 31, 2021	—	—	34,276	34,276

Disclosure of significant unobservable inputs to valuation
Description of significant unobservable inputs to valuation:

	Valuation technique	Significant unobservable inputs	Input in valuation	Sensitivity of the input to fair value
Financial Instruments designated at fair value through P&L (CLN 2022)	DCF and Monte Carlo	Weighted average cost of capital (WACC)	50%	5% increase (decrease) in the discount rate would result (decrease) increase in fair value by $(4,170) thousands, $4,461 thousand, respectively